SPAC Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Jan. 23, 2024	Nov. 13, 2020	Jun. 03, 2019
SPAC Warrants [Line Items]
Price per share			$ 5,000
Exercise warrants (in Shares)			600
Exercise price		$ 56.5
Private Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased (in Shares)	5,375,000
Underwriters’ Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased (in Shares)	920,000
Warrant [Member]
SPAC Warrants [Line Items]
Exercise warrants (in Shares)	2,500
Class A Ordinary Shares [Member]
SPAC Warrants [Line Items]
Price per share	$ 11.5
Exercise price	12
ADSs [Member]
SPAC Warrants [Line Items]
Price per share	28,750
Stock price trigger price	45,000
Initial Public Offering [Member]
SPAC Warrants [Line Items]
Warrants purchased (in Shares)				11,500,000
Private Placement [Member]
SPAC Warrants [Line Items]
Redemption price per private warrant	$ 0.01